Summary of Significant Accounting Policies (Details)	6 Months Ended
	Dec. 31, 2025 CNY (¥) segment	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Summary of Significant Accounting Policies (Details) [Line Items]
Advance from customers (in Dollars) | $
Value added tax description	The VAT rate is 3% for small-scale value-added taxpayers providing services. Since March 1, 2020, the Treasury Department in PRC has announced various preferential tax treatment on VAT for small-scale value-added taxpayers. Taxation Announcement 2020#13 stated from March 1, 2020 to May 31, 2020, small-scale value-added taxpayers other than in Hubei province would be subject to a reduced value added tax rate of 1% on their taxable sales that used to subject to 3% VAT. Taxation Announcement 2020#24 extended the above preferential tax policy to December 31, 2020. In 2021, Taxation Announcement 2021#11 announced that from April 1, 2021 to December 31, 2021, small-scale value-added taxpayers with monthly sales of less than RMB150,000 will be exempt from VAT. Taxation Announcement 2022#15 stated that from April 1, 2022 to December 31, 2022, small-scale VAT taxpayers shall be exempt from VAT on taxable sales that used to subject to 3% VAT tax rate. Taxation Announcement 2023#1 stated that from January 2, 2023 to December 31, 2023, small-scale VAT taxpayers would be subject to a reduced value added tax rate of 1% on their taxable sales that used to subject to 3% VAT.
Number ofoperating segment (in segment) | segment	1
Inland Revenue, Hong Kong [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Period of prior tax assessment years from investigation	6 years
Extended period of prior tax assessment years from investigation	10 years
State Administration of Taxation, China [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Statute of limitations related to income tax examinations, transfer pricing issues	10 years
Statute of limitations related to income tax examinations	3 years
Statute of limitations related to income tax examinations, under special circumstance	5 years
Statute of limitations related to income tax examinations, underpayment of taxes (in Yuan Renminbi) | ¥	¥ 100,000